SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2013
Basis Of Presentation [Abstract]
Fair value measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of March 31, 2013 and December 31, 2012 are classified in the tables below in one of the three categories described above:

Recently issued accounting pronouncements

In March 2013, the Financial Accounting Standard Board (“FASB”) issued ASU 2013-05, which resolves a question relating to the release of a cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets. ASU 2013-05 is effective for fiscal years beginning after December 15, 2013, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-04, which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles. The update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-02, which relates to additional reporting and disclosure of amounts reclassified out of accumulated other comprehensive income (“OCI”). Under this guidance, companies are required to disclose the amount of income (or loss) reclassified out of OCI to each line item on the income statement where net income is presented. The guidance allows companies to elect whether to disclose the reclassification in the notes to the financial statements or in the income statement. This update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2012.

In January 2013, the FASB issued ASU 2013-01, which clarifies that a previous update applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This update is effective for annual and interim reporting periods for fiscal years beginning on or after January 1, 2013. Teva's adoption of this standard did not have a material impact on its consolidated statements.

In July 2012, the FASB issued ASU 2012-02, which amends previous guidance on testing certain indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Teva's adoption of this standard did not have a material impact on its consolidated statements.